Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
. Income tax paid		€ (2,058)	€ (1,734)		€ (2,096)
. Interest paid		(412)	(347)		(401)
. Interest received		72	56		56
. Dividends received from non-consolidated entities		1	8		9
Disposals of investments	[1]	2,163	535	[2],[3]	€ 209	[2],[3]
Balancing cash payment received by Sanofi			4,207
Reimbursements of intragroup accounts with Merial entities			967
Tax payment due on on gain arising from the divestment			1,784
Consideration for sale of business			10,557
Consideration for acquisition of business			€ 6,239
European generic business [member]
Disposals of investments		€ 1,598

[1]	This line item includes proceeds from disposals of investments in consolidated entities and of other non-current financial assets, including (for 2018) an amount of €1,598 million (net of transaction costs) for the divestment of the European Generics business (see Note D.1.1).
[2]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).